Stock Options - Schedule of Additional Information Regarding Stock Options Outstanding (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	3 years 10 months 28 days	4 years 7 months 24 days
Weighted average exercise price Outstanding | (per share)	$ 434.63	$ 432.38	$ 601.7	$ 601.71
Number of stock options, Exercisable	5,509		5,509
Weighted average exercise price, Exercisable | (per share)	$ 435.53		$ 602.94
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533	533	533
Weighted average remaining contractual life (years) Outstanding	9 months 25 days	1 year 6 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 120.27	$ 119.65	$ 166.5	$ 166.5
Number of stock options, Exercisable	533		533
Weighted average exercise price, Exercisable | (per share)	$ 120.27		$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978	978	978
Weighted average remaining contractual life (years) Outstanding	6 years 6 months 3 days	7 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 364.06	$ 362.17	$ 504	$ 504
Number of stock options, Exercisable	978		978
Weighted average exercise price, Exercisable | (per share)	$ 364.06		$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	9 months 25 days	1 year 6 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 487.58	$ 485.05	$ 675	$ 675
Number of stock options, Exercisable	1,166		1,166
Weighted average exercise price, Exercisable | (per share)	$ 487.58		$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200	200	200
Weighted average remaining contractual life (years) Outstanding	3 years 9 months	4 years 5 months 26 days
Weighted average exercise price Outstanding | (per share)	$ 507.08	$ 504.46	$ 702	$ 702
Number of stock options, Exercisable	200		200
Weighted average exercise price, Exercisable | (per share)	$ 507.08		$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133	133	133
Weighted average remaining contractual life (years) Outstanding	1 year 1 month 20 days	1 year 10 months 17 days
Weighted average exercise price Outstanding | (per share)	$ 539.58	$ 536.79	$ 747	$ 747
Number of stock options, Exercisable	133		133
Weighted average exercise price, Exercisable | (per share)	$ 539.58		$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422	422	422
Weighted average remaining contractual life (years) Outstanding	6 years 4 months 9 days	7 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 442.07	$ 439.78	$ 612	$ 612
Number of stock options, Exercisable	422		422
Weighted average exercise price, Exercisable | (per share)	$ 442.07		$ 612
Stock Outstanding [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	6 years 6 months 3 days	7 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 520.08	$ 517.39	$ 720	$ 720
Number of stock options, Exercisable	1,044		1,044
Weighted average exercise price, Exercisable | (per share)	$ 520.08		$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667	667	667
Weighted average remaining contractual life (years) Outstanding	11 months 1 day	1 year 8 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 546.08	$ 543.26	$ 756	$ 756
Number of stock options, Exercisable	667		667
Weighted average exercise price, Exercisable | (per share)	$ 546.08		$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111	111	111
Weighted average remaining contractual life (years) Outstanding	6 years 4 months 9 days	7 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 650.1	$ 646.74	$ 900	$ 900
Number of stock options, Exercisable	111		111
Weighted average exercise price, Exercisable | (per share)	$ 650.1		$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61	61	61
Weighted average remaining contractual life (years) Outstanding	7 years 9 months 25 days	8 years 6 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 227.54	$ 226.36	$ 315	$ 315
Number of stock options, Exercisable	61		61
Weighted average exercise price, Exercisable | (per share)	$ 227.54		$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156	156	156
Weighted average remaining contractual life (years) Outstanding	7 years 10 months 28 days	8 years 7 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 364.06	$ 362.17	$ 504	$ 504
Number of stock options, Exercisable	156		156
Weighted average exercise price, Exercisable | (per share)	$ 364.06		$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50	50	50
Weighted average remaining contractual life (years) Outstanding	7 years 11 months 8 days	8 years 8 months 4 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 23.4	$ 32.39	$ 32.56
Number of stock options, Exercisable	38		38
Weighted average exercise price, Exercisable | (per share)	$ 23.4		$ 32.39
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		5,351		5,351
Weighted average exercise price, Exercisable | (per share)		$ 433.67		$ 603.5
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		533		533
Weighted average exercise price, Exercisable | (per share)		$ 119.65		$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		920		920
Weighted average exercise price, Exercisable | (per share)		$ 362.17		$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		1,166		1,166
Weighted average exercise price, Exercisable | (per share)		$ 485.05		$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		200		200
Weighted average exercise price, Exercisable | (per share)		$ 504.46		$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		133		133
Weighted average exercise price, Exercisable | (per share)		$ 536.79		$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		422		422
Weighted average exercise price, Exercisable | (per share)		$ 439.78		$ 612
Stock Exercisable [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		957		957
Weighted average exercise price, Exercisable | (per share)		$ 517.39		$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		667		667
Weighted average exercise price, Exercisable | (per share)		$ 543.26		$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		111		111
Weighted average exercise price, Exercisable | (per share)		$ 646.74		$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		61		61
Weighted average exercise price, Exercisable | (per share)		$ 226.36		$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		156		156
Weighted average exercise price, Exercisable | (per share)		$ 362.17		$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable		25		25
Weighted average exercise price, Exercisable | (per share)		$ 23.4		$ 32.56